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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-101487
                                                                       811-08810



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

             WM DIVERSIFIED STRATEGIES III NEW YORK VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 2, 2005
                               (N-3794-PRO (5/05))

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This supplement replaces the supplement dated May 2, 2005.

You may elect the Diversified Strategies Income Rewards feature if you purchased your contract on or after May 16, 2005.

The following replaces the second sentence of footnote 4 to the Fee Table on page 5, the second sentence under the subheading "What is the fee for Diversified Strategies Income Rewards?" on page 20 and the second sentence under the heading Optional Diversified Strategies Income Rewards Fee on page 28 of the prospectus:

        The fee is deducted from your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.

The following replaces the second sentence of footnote 5 to the Fee Table on page 5, the first sentence under the subheading "What is the fee for Capital Protector?" on page 24 and the second sentence under the heading Optional Capital Protector Fee on page 29 of the prospectus:

        The annualized charge is deducted from your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.






Date: May 16, 2005


                Please keep this Supplement with your Prospectus


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